Other financial liabilities - Summary of other financial liabilities (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Other Financial Liabilities Current [Abstract]
Prefunded and ordinary warrants at initial recognition	$ 3,020,315
Change in fair value	73,350	$ 0
Prefunded and ordinary warrants at initial recognition	$ 3,093,665	$ 3,020,315